UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Global Advisors, LLC
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague      Fort Worth, Texas       November 10, 2011
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $39,529 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-13620                  Q Global Capital Management, L.P.
    2                 28-10277                  Geoffrey Raynor (Mr. Raynor is the controlling shareholder of
                                                  Renegade Resources, Inc., which is the sole member of
                                                  Renegade Swish, LLC, which is the manager of Q Global Advisors, LLC.)

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
ANIXTER INTL INC               NOTE 1.000% 2/1  035290AJ4       101     100000 PRN      DEFINED 1, 2         100000
BARRETT BILL CORP              NOTE 5.000% 3/1  06846NAA2      3584    3600000 PRN      DEFINED 1, 2        3600000
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0       501     500000 PRN      DEFINED 1, 2         500000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5      3336    3400000 PRN      DEFINED 1, 2        3400000
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3      3020    3100000 PRN      DEFINED 1, 2        3100000
CUMULUS MEDIA INC              CL A             231082108       252      88622 SH       DEFINED 1, 2          88622
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3      1824    1800000 PRN      DEFINED 1, 2        1800000
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0      1733    1900000 PRN      DEFINED 1, 2        1900000
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      4268    4400000 PRN      DEFINED 1, 2        4400000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6      2035    2200000 PRN      DEFINED 1, 2        2200000
ICONIX BRAND GROUP INC         NOTE 1.875% 6/3  451055AB3      3230    3300000 PRN      DEFINED 1, 2        3300000
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7       302     300000 PRN      DEFINED 1, 2         300000
LIFEPOINT HOSPITALS INC        SDCV 3.250% 8/1  53219LAG4       803     800000 PRN      DEFINED 1, 2         800000
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0      1632    1600000 PRN      DEFINED 1, 2        1600000
MYLAN INC                      NOTE 1.250% 3/1  628530AG2       796     800000 PRN      DEFINED 1, 2         800000
NUVASIVE INC                   NOTE 2.250% 3/1  670704AB1       966    1000000 PRN      DEFINED 1, 2        1000000
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5      2702    2800000 PRN      DEFINED 1, 2        2800000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      2094    2301000 PRN      DEFINED 1, 2        2301000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AL9       297     300000 PRN      DEFINED 1, 2         300000
SESI L L C                     FRNT 1.500%12/1  78412FAH7      4659    4700000 PRN      DEFINED 1, 2        4700000
TECH DATA CORP                 DBCV 2.750%12/1  878237AE6      1397    1400000 PRN      DEFINED 1, 2        1400000

